Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events

35.Subsequent events

The Group has evaluated subsequent events through April 30, 2026 which is the date the Consolidated Financial Statements were authorized for issuance and identified the following events, all of which are non-adjusting as defined in IAS 10:

Sale of the Caruso Brand

On February 6, 2026, the Group completed the sale of 100% of the share capital of Caruso to MondeVita Italy S.r.l., a subsidiary of Mondevo Group. The transaction reflects the Group’s commitment to focus on the sustainable development of heartland brands.

Strategic Partnership for the Sergio Rossi Factory

In January 2026, the Group completed a strategic transaction involving Sergio Rossi factory in San Mauro Pascoli. Sergio Rossi transferred the factory’s assets (including land, buildings, and machinery) and necessary workforce into Newco Subsequently, the Group sold a 70% equity stake in this Newco to the Massimo Bonini Group (“Bonini”), a global leader in the distribution and wholesale of luxury fashion footwear. The Group, through Sergio Rossi, retain the remaining 30% minority stake in the entity.

A key objective of the transaction is to transition Sergio Rossi to an asset-light business model with improved flexibility in business development as substantial fixed costs shifted to variable costs.